Goodwill and intangible assets, net - Goodwill rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance	€ 181,927	€ 286,539
Foreign exchange translation		30
Impairment charge	(181,927)	(104,642)
Goodwill, ending balance	0	181,927
Developed Europe
Goodwill [Roll Forward]
Goodwill, beginning balance	95,451	200,067
Foreign exchange translation		26
Impairment charge	(95,451)	(104,642)
Goodwill, ending balance	0	95,451
Americas
Goodwill [Roll Forward]
Goodwill, beginning balance	86,476	86,472
Foreign exchange translation		4
Impairment charge	(86,476)	0
Goodwill, ending balance	0	86,476
Rest of World
Goodwill [Roll Forward]
Goodwill, beginning balance	0	0
Foreign exchange translation		0
Impairment charge	0	0
Goodwill, ending balance	€ 0	€ 0